Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 7 Notes Payable

The following are the various notes payable of the Company:

PPP Loan - During the fiscal year ended March 31, 2021, the Company received PPP loans under the Paycheck Protection Program sponsored by the U.S. Small Business Administration (SBA) providing for proceeds of $294,066. The PPP Loan was made pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the SBA. $145,411 was forgiven on May 4, 2021, on May 12, 2021, $151,502.67, including interest, was forgiven. Additionally, the Company borrowed an additional aggregate of $294,825 in January and February 2021 under the CARES Act, subject to the terms of the Paycheck Protection Program. $146,959, including interest was forgiven on August 17, 2021 and the remaining $150,033 including interest was forgiven on October 29, 2021.

Nonconvertible notes, related party - The Company has issued $1,244,655 in unsecured notes payable to investors. $1,244,655 is due in the short term and $0 is due in the long term.

Interest Rate	Issuance Date	Maturity	December 31, 2021

4.00%	12/31/2018	12/31/2022	55,250
4.00%	12/31/2018	12/31/2022	66,900
4.00%	12/31/2018	12/31/2022	74,220
4.00%	9/30/2019	9/29/2023	314,000
4.00%	9/17/2019	9/16/2023	81,500
4.00%	9/30/2019	9/29/2023	12,450
1.00%	12/31/2020	12/30/2022	254,382
1.00%	12/31/2020	12/30/2022	235,600
1.00%	12/31/2020	12/30/2022	83,785
4.00%	12/31/2020	12/31/2022	53,100
4.00%	12/31/2020	12/31/2022	13,468
			1,244,655

Nonconvertible notes, non-related- The Company has issued $2,565,527 in unsecured notes payable to investors. $2,374,219 is due in the short term and $191,308 is due in the long term.

Interest Rate	Default Rate	Issuance Date	Maturity	December 31, 2021
14.00%		8/1/18	1/31/20	500,000
14.00%	Additional 2%	10/30/19	10/29/20	229,500
14.00%	-	2/5/2020	2/5/2021	51,000
-%	-%	2/28/2020	8/27/2020	322,219
20.00%	Additional 2%	2/25/2020	8/24/2020	208,000
20.00%	Additional 2%	2/28/2020	8/27/2020	102,000
14.00%	Additional 2%	12/31/2019	12/31/2020	102,000
20.00%	Additional 2%	4/24/2020	4/23/2021	20,000
30.00%	Additional 2%	10/29/2020	2/28/2021	25,500
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500
20.00%	-	2/5/2021	7/4/2021	68,000
18.20%	25.00%	9/18/2019	9/18/2023	23,347
18.20%	25.00%	10/9/2019	10/9/2023	37,037
18.20%	24.00%	3/10/2020	3/10/2024	90,654
15.00%	-	4/1/2021	3/31/2022	40,270
10.00%	-	4/1/2021	3/31/2022	100,000
12.00%	-	6/23/2021	6/22/2022	595,000
				2,565,527

Convertible notes, related party - The Company has issued $29,970 in unsecured notes payable to investors of the Company, bearing an annual interest rate of 4% and a default interest rate of an additional 2%. The notes are due December 30, 2023 unless sooner paid in full or converted in accordance with the terms of conversion, provided, however, that if a “Qualified IPO” does not occur on or before the maturity date, the maturity date shall be extended automatically for an additional one-year period and, during such period, the notes will bear interest at an annual rate of eight percent.

Convertible notes, non related - As of the year ended December 31, 2021, the Company has issued an aggregate of $1,349,443 in unsecured notes payable bearing average annual interest rates of 10%. The notes are due between March - October 2022 unless sooner paid in full or converted in accordance with the terms of conversion; provided, however, that if a “Qualified IPO” does not occur on or before the maturity date, the maturity date shall be extended automatically for an additional one-year period and, during such period, the notes will bear interest at an annual rate of ten percent (10%). The maturity date of these notes was extended to December 2022.

Upon commencement by the Company of an underwritten initial public offering or the completed Exchange Agreement, of Borrower’s common stock, the note principal, together with all accrued and unpaid interest, will be converted into Shares as of the date of such commencement. After the share exchange was completed, the Company negotiated with the lenders to convert the loans for securities of the Company determined by dividing the outstanding balance of the note and accrued interest by $1.80, subject to adjustment. Currently, the Company is in discussions with all Note holders to convert principal and interest into common shares of the Company. We expect a significant amount of the Notes to be converted in the next 60 days. The Company evaluates these notes at commencement for beneficial conversion features and derivatives and concluded there were none.

Auctus Loan - On June 24, 2021, the Company entered into a Securities Purchase Agreement dated as of June 24, 2021, and issued and sold to Auctus Fund, LLC (“Auctus”), a Senior Secured Promissory Note in the principal amount of $650,000 (the “Auctus Note”). Also pursuant to the Purchase Agreement, in connection with the issuance of the Note, the Company issued two common stock purchase warrants (separately, the “First Warrant” and the “Second Warrant” and together, the “Warrants”) to Auctus, each allowing Auctus to purchase an aggregate of 4,333,333 shares of the Company’s common stock. The Second Warrant is subject to cancellation pursuant to the terms of the Auctus Note and may not be exercised until the Trigger Date (as defined in the Second Warrant). The Warrants each have an exercise price of $0.15 per share, subject to customary adjustments (including anti-dilution adjustments), and may be exercised at any time until the three year anniversary of the Warrants; provided, however, in the event the Company repays the Auctus Note in its entirety on or prior to the maturity date, the Second Warrant shall automatically expire and may only be exercised in the event it does not so automatically expire. The Warrants include a cashless exercise provision as set forth therein. On or about November 22, 2021, the Company triggered an event of default under the Auctus Note and related documents which entitled Auctus, among other things, to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Auctus Note. On February 17, 2022, Auctus and the Company executed a Waiver Letter which waived such defaults effective as of November 22, 2021.

Note 7 Notes Payable

The following are the various notes payable of the Company:

PPP Loan - During the year ended March 31, 2021, the Company entered into PPP loans under the Paycheck Protection Program sponsored by the U.S. Small Business Administration (SBA) providing for proceeds of $294,066. The PPP Loan was made pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the SBA. The interest rate on the PPP Loan is 1.0%. The PPP Loan is unsecured and contains customary events of default relating to, among other things, payment defaults, making materially false and misleading representations to the SBA or the Lender, or breaching the terms of the PPP Loan. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Company, or filing suit and obtaining judgment against the Company. $144,065.87 was forgiven on May 12, 2021. Promissory Notes were due May 2022 and June 2025 and the balance of $444,825 may be forgiven subject to the terms of the Paycheck Protection Program.

Nonconvertible notes, related party - The Company has issued $1,334,007 in unsecured notes payable to investors. $824,035 is due in the short term and $509,972 is due in long term.

Interest Rate	Issuance Date	Maturity	3/31/2021

4.00%	12/31/2018	12/31/2020	55,250

4.00%	12/31/2018	12/31/2020	66,900

4.00%	12/31/2018	12/31/2020	74,220

4.00%	9/30/2019	9/29/2021	314,000

4.00%	9/17/2019	9/16/2020	81,500

4.00%	9/30/2019	9/29/2021	12,450

1.00%	12/31/2020	12/30/2022	254,382

1.00%	12/31/2020	12/30/2022	235,600

1.00%	12/31/2020	12/30/2022	99,970

1.00%	12/31/2020	12/30/2022	83,785

4.00%	12/31/2020	12/31/2021	53,100

4.00%	12/31/2020	12/31/2021	2,850

			1,334,007

Nonconvertible notes, non related- The Company has issued $1,919,620 in unsecured notes payable to investors. $1,745,000 is due in the short term and $174,620 is due in long term.

Interest Rate	Default Rate	Issuance Date	Maturity	3/31/2021
14.00%		8/1/18	1/31/20	500,000

14.00%	Additional 2%	10/30/19	10/29/20	229,500

14.00%	N/A	2/5/2020	2/5/2021	51,000

20.00%	Additional 2%	2/28/2020	8/27/2020	204,000

20.00%	Additional 2%	2/25/2020	8/24/2020	208,000

20.00%	Additional 2%	2/28/2020	8/27/2020	102,000

20.00%	Additional 2%	4/14/2020	10/13/2020	102,000

14.00%	Additional 2%	12/31/2019	12/31/2020	102,000

20.00%	Additional 2%	4/24/2020	4/23/2021	20,000

20.00%	Additional 2%	8/21/2020	8/20/2021	10,000

30.00%	Additional 2%	10/29/2020	2/28/2021	25,500
				-
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500

12.00%	Additional 2%	10/30/2020	11/1/2021	25,500

		2/5/2021		140,000

14.20%	25.00%	9/18/2019	9/18/2023	26,560

14.20%	25.00%	10/9/2019	10/9/2023	49,840

14.20%	25.00%	3/10/2020	3/10/2024	98,220

				1,919,620

Convertible notes, related party – The Company has issued $29,970 in an unsecured notes payable to investors of the Company, bearing an annual interest rate of 4% and a default interest rate of an additional 2%. The note above is due December 30, 2021 unless sooner paid in full or converted in accordance with the terms of Conversion, (the “Maturity Date”) provided, however, that if a Qualified IPO (as defined below) does not occur on or before the Maturity Date, the Maturity Date shall be extended automatically for an additional one-year period and, during such period, the notes will bear interest at an annual rate of eight percent (8%).

Convertible notes, non related -As of the year ended March 31, 2021, the Company has issued an aggregate of $1,147,610 in unsecured notes payable bearing annual interest rates of 4%. The notes are due December 2020 unless sooner paid in full or converted in accordance with the terms of conversion, (the “Maturity Date”) provided, however, that if a Qualified IPO (as defined below) does not occur on or before the Maturity Date, the Maturity Date shall be extended automatically for an additional one-year period and, during such period, the notes will bear interest at an annual rate of eight percent (8%). The Maturity Date of these notes was extended to December 2021.

Upon commencement by the Company of an underwritten initial public offering (a “Qualified IPO”) or the completed Share Exchange and Reorganization Agreement (the “Conversion Event”), of Borrower’s common stock (the “Common Stock”), the Note principal, together with all accrued and unpaid interest, will be converted into Shares as of the date of such commencement (the “Conversion Date”). The amount of securities of the Company shall be determined by multiplying the outstanding balance of the Note and accrued interest to date by rates between 1.00 and 1.40, (the “Conversion Price”), subject to adjustment as described below. “Commencement” of a Qualified IPO shall be deemed to have occurred when the related registration statement has been declared effective by the United States Securities and Exchange Commission (the “SEC”) and the underwriter(s) have priced the offering. The Company evaluates these notes at commencement for beneficial conversion features and derivatives and concluded there were none.

The notes payable outstanding balance is as follows:

	March 31, 2021	March 31, 2020

PPP Loan	558,891	-
Nonconvertible notes, related party	834,653	12,000
Nonconvertible notes, non related	1,745,000
Convertible notes, related party	29,970	6,546
Convertible notes, non related	1,107,143
Less:
Non-current portion of PPP Loan	(588,891)	-
No-current portion of nonconvertible notes-related party	(509,972)	-
Non-current portion of nonconvertible notes, non related	(174,620)	-
Current notes payable	3,002,174	18,546